Retirement Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employee eligibility, period of service	90 days
Employer contributions	$ 169	$ 117	$ 91